EQUITY-BASED COMPENSATION - Information Related to Stock Options (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised	$ 39	$ 69	$ 78
Income tax benefit related to stock options exercised
Tax benefit classified in operating activities in the Consolidated Statements of Cash Flows	17	30	22
Intrinsic value of stock options exercised	88	165	116
Total fair value of stock options vested	$ 11	$ 11	$ 10
Stock options exercised (in shares)	0.4	0.8	1.0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax expense for stock options	$ 20	$ 11	$ 10
After-tax expense for stock options	16	9	8
Proceeds from stock options exercised	$ 39	$ 69	$ 78